Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	$ 10,472		$ 14,701		$ 19,815
Additions Charged to Costs and Expenses	10,239		7,520		1,871
Other (Deductions)/ Additions	(10,193)	[1]	(11,749)	[1]	(6,985)	[1]
Balance At End Of Period	10,518		10,472		14,701
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	192,904		92,799		112,883
Additions Charged to Costs and Expenses	10,600		102,472		22,970
Other (Deductions)/ Additions	(27,425)	[1]	(2,367)	[1]	(43,054)	[1]
Balance At End Of Period	$ 176,079		$ 192,904		$ 92,799

[1]	(A)For allowance for doubtful accounts, net balance is comprised of deductions due to uncollectible accounts charged off, additions due to acquisitions or recoveries, and currency translation adjustments. For deferred tax asset valuation allowance, the balance primarily represents adjustments due to acquisitions and net operating losses.